9. Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [absract]
Schedule of inventories
	2020	2019
Consumables	14,533	14,274
Parts and maintenance materials	181,105	184,939
Total	195,638	199,213

Schedule of changes in the provision for obsolescence

The changes in the provision for obsolescence are as follows:

	2020	2019
Balances at the beginning of the year	(14,302)	(12,808)
Additions	(702)	(2,168)
Write-offs	2,142	674
Balances at the end of the year	(12,862)	(14,302)